Goodwill, Net	12 Months Ended
May 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Net
9.	GOODWILL, NET
Goodwill, net, consisted of the following:

	As of May 31,
	2020	2021
	US$	US$
Beginning balance	86,541	87,293
Acquisition	2,815	13,420
Exchange differences	(2,063)	8,326

Ending balance	87,293	109,039
Accumulated impairment	(6,927)	(35,785)

Goodwill, net	80,366	73,254

The Group performed its annual goodwill impairment testing at the end of each reporting period or more frequently if events or changes in circumstances indicate that it might be impaired. In its goodwill impairment assessment, the Group concluded that the carrying amounts of certain reporting units exceeded their implied fair values and recorded the impairment losses of
US$5,245, nil and US$28,858
for the years ended May 31, 2019, 2020 and 2021, respectively. The Group determined the fair value of the reporting units by using the income approach with significant unobservable inputs. As of May 31, 2021, the balance of goodwill mainly relates to the Group’s pre-school education and overseas consulting services reporting unit.